Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Operating Activities
Net income (loss) including noncontrolling interests		$ (619)	$ 1,004
Net income		(626)	952
Adjustments to reconcile net income (loss) including noncontrolling interests to net cash provided by operating activities:
Depreciation, depletion and amortization (including nuclear fuel)		1,472	1,106
Deferred income taxes and investment tax credits		107	229
Impairment of assets and other charges		1,012	129
Provision for refunds and rate credits to electric utility customers		953	215
Charge related to a voluntary retirement program		409
Net gains on nuclear decommissioning trust funds and other investments		(371)	(40)
Charge associated with future ash pond and landfill closure costs			81
Revision to future ash pond and landfill closure costs		(113)
Other adjustments		4	(46)
Changes in:
Accounts receivable		492	158
Inventories		(14)	31
Prepayments		22	(15)
Deferred fuel and purchased gas costs, net		120	(295)
Accounts payable		(446)	(151)
Accrued interest, payroll and taxes		(264)	(90)
Customer deposits		(85)	108
Margin deposit assets and liabilities		113	(34)
Net realized and unrealized changes related to derivative activities		(11)	82
Other operating assets and liabilities		(468)	(47)
Net cash provided by operating activities		2,313	2,425
Investing Activities
Plant construction and other property additions (including nuclear fuel)		(2,112)	(2,046)
Cash and restricted cash acquired in the SCANA Combination		389
Acquisition of solar development projects		(152)	(51)
Proceeds from sales of securities		882	844
Purchases of securities		(888)	(890)
Proceeds from sales of assets and equity method investments		196	44
Contributions to equity method affiliates		(132)	(134)
Other		(16)	(3)
Net cash used in investing activities		(1,833)	(2,236)
Financing Activities
Issuance (repayment) of short-term debt, net		2,040	(553)
Issuance of short-term notes			1,450
Credit facility borrowings			73
Repayment of credit facility borrowings		(113)
Issuance of long-term debt		798	2,400
Repayment of long-term debt, including redemption premiums		(3,378)	(2,840)
Issuance of 2019 Equity Units		1,582
Issuance of common stock		325	662
Common dividend payments		(1,469)	(1,089)
Other		(96)	(123)
Net cash used in financing activities		(311)	(20)
Increase in cash, restricted cash and equivalents		169	169
Cash, restricted cash and equivalents at beginning of period		391	185
Cash, restricted cash and equivalents at end of period		560	354
Significant noncash investing and financing activities:
Accrued capital expenditures	[1],[2],[3]	311	253
Leases	[1],[2],[3],[4]	24
Financing leases		22
Virginia Electric and Power Company
Operating Activities
Net income (loss) including noncontrolling interests		120	523
Net income		120	523
Adjustments to reconcile net income (loss) including noncontrolling interests to net cash provided by operating activities:
Depreciation, depletion and amortization (including nuclear fuel)		690	632
Deferred income taxes and investment tax credits		(43)	137
Impairment of assets and other charges		608
Charge related to a voluntary retirement program		190
Charge associated with future ash pond and landfill closure costs			81
Revision to future ash pond and landfill closure costs		(113)
Provision for rate credits to customers			215
Other adjustments		(51)	(19)
Changes in:
Accounts receivable		68	(26)
Affiliated receivables and payables		(179)	(86)
Inventories		(30)	36
Prepayments		(4)	(6)
Deferred fuel and purchased gas costs, net		153	(357)
Accounts payable		(35)	(45)
Accrued interest, payroll and taxes		14	13
Net realized and unrealized changes related to derivative activities		17	54
Asset retirement obligations		14	(18)
Other operating assets and liabilities		(345)	64
Net cash provided by operating activities		1,074	1,198
Investing Activities
Plant construction and other property additions (including nuclear fuel)		(1,079)	(1,170)
Purchases of nuclear fuel		(67)	(55)
Acquisition of solar development projects		(150)	(43)
Proceeds from sales of securities		447	414
Purchases of securities		(478)	(436)
Other		(11)	4
Net cash used in investing activities		(1,338)	(1,286)
Financing Activities
Issuance (repayment) of short-term debt, net		986	616
Issuance of long-term debt		198	700
Issuance (repayment) of affiliated current borrowings, net		(153)	(8)
Repayment of long-term debt, including redemption premiums		(589)	(951)
Common dividend payments		(189)	(257)
Other		(2)	(6)
Net cash used in financing activities		251	94
Increase in cash, restricted cash and equivalents		(13)	6
Cash, restricted cash and equivalents at beginning of period		38	24
Cash, restricted cash and equivalents at end of period		25	30
Significant noncash investing and financing activities:
Accrued capital expenditures	[2]	193	159
Financing leases	[2]	9
Dominion Energy Gas Holdings, LLC
Operating Activities
Net income (loss) including noncontrolling interests		375	342
Net income		309	263
Adjustments to reconcile net income (loss) including noncontrolling interests to net cash provided by operating activities:
Depreciation, depletion and amortization (including nuclear fuel)		227	193
Deferred income taxes and investment tax credits		39	195
Impairment of assets and other charges		13	129
Gains on sales of assets			(44)
Charge related to a voluntary retirement program		73
Other adjustments		15	9
Changes in:
Accounts receivable		88	27
Affiliated receivables and payables		(48)	(107)
Inventories		(31)	(28)
Prepayments		59	(100)
Accounts payable		(105)	(98)
Accrued interest, payroll and taxes		(55)	(49)
Customer deposits		(81)	110
Pension and other postretirement benefits		(64)	(71)
Other operating assets and liabilities		(45)	17
Net cash provided by operating activities		460	525
Investing Activities
Plant construction and other property additions (including nuclear fuel)		(341)	(541)
Proceeds from assignments of shale development rights			44
Other		(12)	(8)
Net cash used in investing activities		(353)	(505)
Financing Activities
Issuance (repayment) of short-term debt, net		240	(441)
Credit facility borrowings			73
Repayment of credit facility borrowings		(73)
Issuance of long-term debt			750
Issuance (repayment) of affiliated current borrowings, net		(11)	107
Repayment of long-term debt, including redemption premiums		(300)	(250)
Issuance of affiliated long-term debt		395
Net proceeds from sale of Dominion Energy Midstream Common Units			4
Contributions from Dominion Energy			25
Dividends and distributions		(348)	(124)
Other		(1)	(6)
Net cash used in financing activities		(98)	138
Increase in cash, restricted cash and equivalents		9	158
Cash, restricted cash and equivalents at beginning of period		198	57
Cash, restricted cash and equivalents at end of period		207	215
Significant noncash investing and financing activities:
Accrued capital expenditures		43	$ 56
Financing leases		$ 6

[1]	See Note 17 for noncash financing activities related to the acquisition of the public interest in Dominion Energy Midstream, the remarketing of RSNs and the issuance of stock purchase contracts associated with the 2019 Equity Units.
[2]	See Note 2 for noncash investing and financing activities related to the adoption of a new accounting standard for leasing arrangements.
[3]	See Note 3 for noncash investing and financing activities related to the SCANA Combination.
[4]	Includes $22 million of financing leases and $2 million of operating leases.